Long-term investments (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Long-term investments
Balance, beginning of the year	$ 0	$ 0
Investment in Ynong International Group Limited	40,913,370	0
Loss from equity method investments	308,681	0
Balance, end of the year	$ 40,604,689	$ 0